Equity Investments Measured at Fair Value Through Other Comprehensive Income - Schedule of Equity Investments Designates as Financial Asset at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	¥ 902	¥ 922
China Pacific Insurance (Group) Co.,Ltd. [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	188	185
Chengdu Huaqi Houpu Holding Co.,Ltd. [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	228	191
Other investment company's [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	¥ 486	¥ 546